Equity	6 Months Ended
Jun. 30, 2022
Equity

17.	Equity

17.1	Share capital and Share premium

Ordinary shares and the convertible preferred shares are classified as equity.

Number of shares	June 30,	December 31,
	2022	2021
Ordinary shares issued (€0.15 par value per share)	117,331,343	105,190,223
Convertible preferred shares registered	20,514	48,862
Total shares issued	117,351,857	105,239,085
Less Treasury shares	(124,322)	(124,322)
Outstanding shares	117,227,535	105,114,763

In June 2022, Valneva and Pfizer entered into an Equity Subscription Agreement. For more details refer to Note 1.

Furthermore, 1,114,963 employee stock options (of which 615,918 were granted from ESOP 2013, 478,845 from ESOP 2015 and 20,200 from ESOP 2016) were exercised in the exercise period opened in January 2022, which resulted in an increase of 1,176,391 ordinary shares. On the other hand, 28,348 preferred shares for the Group’s Executive Managers from the FCPS (“Free convertible preferred share”) plan 2017-2021 were converted into 772,070 Company’s ordinary shares. 636,648 free ordinary shares for the benefit of Management Board and Management Committee members from the free share plan 2019-2023 were fully vested and transferred to their beneficiaries on March 25, 2022.

Conditional and authorized capital

As at June 30, 2022, the Company had 3,900,994 shares of conditional capital in connection with :

+	the possible exercise of existing stock options;

+	the possible exercise of existing equity warrants (BSAs);

+	the possible final grant of existing Free Ordinary Shares.

Pursuant to resolution No. 28 of the Combined General Meeting held on June 23, 2022, the maximum aggregate amount of capital increases that may be carried out, with immediate effect or in the future, under resolutions 20 to 27 of said Meeting, may not exceed €5,175 million, it being specified that to this maximum aggregate amount will be added the additional nominal amount of shares or securities to be issued in accordance with applicable legal or regulatory provisions and, if applicable, with contractual provisions providing for other forms of adjustment, in order to preserve the rights of the holders of securities or other rights giving immediate and/or future access to the capital of the Company.

17.2	Other reserves

€ in thousand	Other regulated reserves[4]	Other comprehensive income	Treasury shares	Capital from Share-based compensation	Other revenue reserves	Total
Balance as at January 1, 2021	52,820	(2,474)	(898)	12,368	(9,474)	52,342
Currency translation differences	—	(424)	—	—	—	(424)
Share-based compensation expense:
- value of services	—	—	—	1,217		1,217
Purchase/sale of treasury shares	—	—	209	—	—	209
Balance as at June 30, 2021	52,820	(2,898)	(689)	13,585	(9,474)	53,344

Balance as at January 1, 2022	52,820	(5,146)	(645)	15,000	(9,517)	52,512
Currency translation differences	—	(567)	—	—	—	(567)
Defined benefit plan actuarial gains	—	168	—	—	—	168
Share-based compensation expense:
- value of services	—	—	—	369	—	369
Purchase/sale of treasury shares	—	—	—	—	—	—
Balance as at June 30, 2022	52,820	(5,545)	(645)	15,369	(9,517)	52,482

[4]	Regulated non-distributable reserve relating to the merger with Intercell AG